Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jul. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepaid expenses and other current assets
	As of July 31,
	2021	2020
Prepayment for advertising service fee (a)	$600,000	$600,000
Prepaid service fees	20,000	64,189
Prepaid insurance service fee	58,150	-
Advance to vendors	10,000	10,000
Others	300	22,340
Total	$688,451	$696,529